INVESTMENTS - SHORT TERM INVESTMENTS (Details)			12 Months Ended
	Jul. 02, 2016 USD ($)	Jul. 02, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Short term investment
Short-term available-for-sale investments					¥ 26,169,000
Consideration received from sale of available-for-sale investments			$ 3,864,000	¥ 26,828,000
Mutual fund
Short term investment
Short-term available-for-sale investments					¥ 26,169,000
Consideration received from sale of available-for-sale investments	$ 3,864,000	¥ 26,828,000
Reclassification of accumulated unrealized gain recorded in accumulated other comprehensive income to other income	$ 512,000	¥ 3,552,000